SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16: SUBSEQUENT EVENTS

        On February 26, 2015, the Company, through a bankruptcy-remote trust, issued C$324,853 ($260,904) of amortizing asset-backed notes secured by Canadian retail loan contracts.

        On March 4, 2015, the Company, through a bankruptcy-remote trust, issued $800,000 of amortizing asset-backed notes secured by U.S. retail loan contracts.